Convertible bonds - Schedule of Movement in the Fair Value of Convertible Bonds (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Movement In The Fair Value Of Convertible Bonds Abstract
Opening balance	¥ 272,684	¥ 0
New issuance	251,594	474,117
Fair value changes	(426)	116,520
Conversion to shares (Note 21(ii))	(29,785)	(319,335)
Notes matured	(255,458)	0
Exchange differences	2,915	1,382
Closing balance	¥ 241,524	¥ 272,684